Shareholders' Deficit (Details) - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025	May 23, 2025	Dec. 31, 2024	Aug. 01, 2024
Shareholders’ Deficit [Line Items]
Preferred shares, shares authorized	1,000,000	1,000,000		1,000,000
Preferred shares, par value (in Dollars per share)	$ 0.0001	$ 0.0001		$ 0.0001
Preferred shares, shares issued
Preferred shares, shares outstanding
Conversion share percentage	20.00%	20.00%
Number of shares converted	7,187,500
Class A Ordinary share [Member]
Shareholders’ Deficit [Line Items]
Ordinary shares, shares authorized	200,000,000	200,000,000		200,000,000
Ordinary shares, par value (in Dollars per share)	$ 0.0001	$ 0.0001		$ 0.0001
Ordinary shares, shares issued
Ordinary shares, shares outstanding
Shares subject to possible redemption	28,750,000	28,750,000		28,750,000
Number of vote	1	1
Class B Ordinary share [Member]
Shareholders’ Deficit [Line Items]
Ordinary shares, shares authorized	20,000,000	20,000,000		20,000,000
Ordinary shares, par value (in Dollars per share)	$ 0.0001	$ 0.0001		$ 0.0001
Ordinary shares, shares issued	7,187,500	7,187,500		7,187,500
Ordinary shares, shares outstanding	7,187,500	7,187,500		7,187,500
Shares subject to forfeiture	937,500	937,500			937,500
Number of vote	1	1
Class B Ordinary share [Member] | Sponsor [Member]
Shareholders’ Deficit [Line Items]
Ordinary shares, par value (in Dollars per share)			$ 0.0001
Class A-2 Common Stock [Member]
Shareholders’ Deficit [Line Items]
Ordinary shares, par value (in Dollars per share)		$ 0.0001
Number of shares converted		1
Pubco Class B Common Stock [Member]
Shareholders’ Deficit [Line Items]
Ordinary shares, par value (in Dollars per share)		$ 0.0001
Number of vote		ten
Number of shares converted		1
Pubco Class B Common Stock [Member] | Sponsor [Member]
Shareholders’ Deficit [Line Items]
Shares subject to forfeiture		5,000,000
Number of additional shares received		5,500,000